Convertible Note Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Convertible Note Payable

NOTE 6 - CONVERTIBLE NOTE PAYABLE

Convertible notes payable consists of the following as of March 31, 2015 and December 31, 2014

Description	March 31, 2015	December 31, 2014

In connection with the SEA, the Company assumed three convertible promissory notes for an aggregate of $13,670, net of debt discount. The notes mature on September 14, 2014 and accrue interest at a rate of 12% per annum. The note principal is convertible at a price of $.00382 per share. At issuance the fair market value of the Company’s common stock was $.013 per share. The conversion feature of the note is considered beneficial to the investor due to the conversion price for the convertible note being lower than the fair market value of the common stock on the date the note was issued. The beneficial conversion feature was recorded at the debt’s inception as a discount of the debt of $76,429 and is being amortized over the lives of the convertible debt. Amortization of debt discount during the three months ended March 31, 2015 and 2014 was $0 and $0, respectively and the unamortized discount at March 31, 2015 and December 31, 2014 was $0 and $0, respectively. Interest expense recorded on the convertible notes for the three months ended March 31, 2015 and 2014 was $420 and $0, respectively.

One of the holders of the convertible promissory notes with a principal value of $25,476, entered into note purchase and assignment agreements whereby half of the principal of the note was assigned to two separate note holders. The original note was substituted and replaced by two amended and restated 12% convertible promissory notes with restated principal amounts of $12,738 each. All other terms of the original note remain in effect.	$42,048	$42,048

In connection with the SEA, the Company assumed a convertible note for an aggregate of $36,363, net of debt discount. The note matures on November 7, 2014 and interest accrues at a rate of 20% per annum. The note principal is convertible into common stock at the rate of $.001 per share or 50 million shares of the Company’s common stock but such conversion can only take effect upon default of the note. The note is secured by 59,400,000 shares of the Company’s common stock. In conjunction with the note the Company issued 750,000 shares of restricted common stock and 1,000,000 common stock purchase warrants exercisable for twelve months at $.10 per warrant for one share of Company common stock.

The relative fair value of the common stock and warrants at the debt’s inception of $6,884 and $9,121, respectively were recorded as a discount to the debt and are being amortized to debt discount over the life of the debt. The fair value of the warrants was calculated using the Black-Scholes option pricing model with the following assumptions: expected life of 1.0 years; volatility of 606.16%; no dividend yield; and a risk free interest rate of 0.11%. Amortization of debt discount during the three months ended March 31, 2015 and 2014 was $2,869 and $0, respectively and the unamortized discount at March 31, 2015 and December 31, 2014 was $2,208 and $5,077, respectively. Interest expense recorded on the convertible note for the three months ended March 31, 2015 and 2014 was $2,466 and $0, respectively.

On February 27, 2015, we entered into a Second $50,000 Note Restructure Agreement with note holder. Under the Agreement, we are obligated to pay Reality $20,000 from the proceeds of the loan from a note issued during quarter. We also agreed to pay the remaining principal balance of $30,000 along with accrued and unpaid interest if we secure an additional loans in the future.	30,000	50,000

On November 17, 2013, the Company issued a $10,000 convertible promissory note. The note matures on May 17, 2015 and accrues interest at a rate of 12% per annum. The note principal and interest are convertible at a price of $.10 per share. In conjunction with the note, the Company issued 100,000 common stock purchase warrants exercisable for twelve months at a price of $.125 per share. The relative fair value of the warrants at inception of $1,297 was recorded as a discount to the debt and is being amortized to debt discount over the life of the debt. The fair value of the warrants was calculated using the Black-Scholes option pricing model with the following assumptions: expected life of 1.0 years; volatility of 608.68%; no dividend yield; and a risk free interest rate of 0.13%.

Amortization of debt discount during the three months ended March 31, 2015 and 2014 was $432 and $0, respectively and the unamortized discount at March 31, 2015 and December 31, 2015 was $112 and $544, respectively. Interest expense recorded on the convertible note for the three months ended March 31, 2015 and 2014 was $296 and $0, respectively.	10,000	10,000

On January 20, 2014, the Company issued a $5,000 convertible promissory note. The note matures on August 1, 2015 and accrues interest at a rate of 6% per annum. The note principal and interest are convertible at a price of $.10 per share. In conjunction with the note, the Company issued 50,000 common stock purchase warrants exercisable for twelve months at a price of $.125 per share. The relative fair value of the warrants at inception of $651 was recorded as a discount to the debt and is being amortized to debt discount over the life of the debt. The fair value of the warrants was calculated using the Black-Scholes option pricing model with the following assumptions: expected life of 1.0 years; volatility of 588.26%; no dividend yield; and a risk free interest rate of 0.11%.

Amortization of debt discount during the three months ended March 31, 2015 and 2014 was $313 and $0, respectively and the unamortized discount at March 31, 2015 and December 31, 2014 was $43 and $0, respectively. Interest expense recorded on the convertible note for the three months ended March 31, 2015 and 2014 was $74 and $0, respectively.	5,000	5,000

On February 13, 2014, the Company issued two $5,000 convertible promissory notes. The notes mature on May 31, 2015 and accrue interest at a rate of 12% per annum. The note principal and interest are convertible at a price of $.10 per share. In conjunction with the notes, the Company issued 100,000 common stock purchase warrants exercisable for twelve months at a price of $.125 per share. The relative fair value of the warrants at inception of $3,324 was recorded as a discount to the debt and is being amortized to debt discount over the life of the debt. The fair value of the warrants was calculated using the Black-Scholes option pricing model with the following assumptions: expected life of 1.0 years; volatility of 600.29%; no dividend yield; and a risk free interest rate of 0.12%.

Amortization of debt discount during the three months ended March 31, 2015 and 2014 was $1,282 and $0, respectively and the unamortized discount at March 31, 2015 and December 31, 2014 was $430 and $1,712, respectively. Interest expense recorded on the convertible notes for the three months ended March 31, 2015 and 2014 was $296 and $0, respectively.	10,000	10,000

On March 10, 2014, the Company issued a $10,000 convertible promissory note. The note matures on December 10, 2015 and accrues interest at a rate of 12% per annum. The note principal and interest are convertible at a price of $.10 per share. In conjunction with the notes, the Company issued 100,000 common stock purchase warrants exercisable for twelve months at a price of $.125 per share. The relative fair value of the warrants at inception of $3,324 was recorded as a discount to the debt and is being amortized to debt discount over the life of the debt. The fair value of the warrants was calculated using the Black-Scholes option pricing model with the following assumptions: expected life of 1.0 years; volatility of 600.26%; no dividend yield; and a risk free interest rate of 0.12%.

Amortization of debt discount during the three months ended March 31, 2015 and 2014 was $945 and $0, respectively and the unamortized discount at March 31, 2015 and December 31, 2014 was $1,319 and $2,264, respectively. Interest expense recorded on the convertible notes for the three months ended March 31, 2015 and 2014 was $296 and $0, respectively.	10,000	10,000

On April 17, 2014, the Company issued a $10,000 convertible promissory note. The note matures on October 17, 2015 and accrues interest at a rate of 12% per annum. The note principal and interest are convertible at a price of $.10 per share. In conjunction with the notes, the Company issued 100,000 common stock purchase warrants exercisable for twelve months at a price of $.125 per share. The relative fair value of the warrants at inception of $8,000 was recorded as a discount to the debt and is being amortized to debt discount over the life of the debt. The fair value of the warrants was calculated using the Black-Scholes option pricing model with the following assumptions: expected life of 1.0 years; volatility of 444.14%; no dividend yield; and a risk free interest rate of 0.11%.

Amortization of debt discount during the three months ended March 31, 2015 and 2014 was $1,069 and $0, respectively and the unamortized discount at March 31, 2015 and December 31, 2014 was $2,920 and $3,989, respectively. Interest expense recorded on the convertible notes for the three months ended March 31, 2015 and 2014 was $296 and $0, respectively.	10,000	10,000

On May 29, 2014, the Company issued a $10,000 convertible promissory note. The note matures on December 10, 2015 and accrues interest at a rate of 12% per annum. The note principal and interest are convertible at a price of $.10 per share. In conjunction with the notes, the Company issued 100,000 common stock purchase warrants exercisable for twelve months at a price of $.125 per share. The relative fair value of the warrants at inception of $8,400 was recorded as a discount to the debt and is being amortized to debt discount over the life of the debt. The fair value of the warrants was calculated using the Black-Scholes option pricing model with the following assumptions: expected life of 1.0 years; volatility of 290.82%; no dividend yield; and a risk free interest rate of 0.10%.

Amortization of debt discount during the three months ended March 31, 2015 and 2014 was $379 and $0, respectively and the unamortized discount at March 31, 2015 and December 31, 2014 was $3,810 and $4,189, respectively. Interest expense recorded on the convertible notes for the three months ended March 31, 2015 and 2014 was $296 and $0, respectively.	10,000	10,000

On July 7, 2014, the Company issued a $10,000 convertible promissory note. The note matures on July 7, 2015 and accrues interest at a rate of 12% per annum. The note principal and interest are convertible at a price of $.10 per share. In conjunction with the notes, the Company issued 100,000 common stock purchase warrants exercisable for twelve months at a price of $.125 per share. The relative fair value of the warrants at inception of $8,400 was recorded as a discount to the debt and is being amortized to debt discount over the life of the debt. The fair value of the warrants was calculated using the Black-Scholes option pricing model with the following assumptions: expected life of 1.0 years; volatility of 290.82%; no dividend yield; and a risk free interest rate of 0.12%.

Amortization of debt discount during the three months ended March 31, 2015 and 2014 was $4,145 and $0, respectively and the unamortized discount at March 31, 2015 and December 31, 2014 was $2,255 and $6,400, respectively. Interest expense recorded on the convertible notes for the three months ended March 31, 2015 and 2014 was $296 and $0, respectively.	10,000	10,000

On February 27, 2015, we entered into a convertible promissory note pursuant to which we borrowed $64,000. Interest under the convertible promissory note is 8% per annum, and the principal and all accrued but unpaid interest is due on November 25, 2015. The note is convertible at any time following 180 days after the issuance date at noteholders option into shares of our common stock at a variable conversion price of 55% of the lowest average three day market price of our common stock during the 10 trading days prior to the notice of conversion, subject to adjustment as described in the note. The holder’s ability to convert the note, however, is limited in that it will not be permitted to convert any portion of the note if the number of shares of our common stock beneficially owned by the holder and its affiliates, together with the number of shares of our common stock issuable upon any full or partial conversion, would exceed 4.99% of our outstanding shares of common stock.

Interest expense recorded on the convertible note for the three months ended March 31, 2015 and 2014 was $1,122 and $0, respectively.	64,000	-

Total convertible notes payable	201,048	157,048
Less discounts	(14,988)	(24,530)
Convertible notes net of discount	$186,060	$132,518

Note 5 – CONVERTIBLE PROMISORY NOTES

Convertible promissory notes are short term with a average interest rate of 12%. Face value $157,049 and $136,429 as of December 31, 2014 and 2013 and unamortized discount discounts of $24,530 and $ 25,669 For December 31, 2014 and 2013 respectively.

During the year a total of $34,380 was converted to equity.